Segment and Geographic Information (AIC) - Schedule of Lease Component Revenue Percentage (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Lease Component Revenue Percentage [Abstract]
Lease component revenue percentage	38.00%	45.00%